Condensed Consolidated Balance Sheets Details - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued compensation and benefits	$ 918	$ 569	$ 1,022
Customer deposits	600	600	2,195
Other accrued expenses and other current liabilities	314	431	353
Accrued interest		390
Total	$ 1,832	1,990	3,570
Total		$ 1,990	$ 3,570